Shareholder Fees - FidelitySeriesGrowthCompanyFund-PRO	Jan. 29, 2025 USD ($)
FidelitySeriesGrowthCompanyFund-PRO | Fidelity Series Growth Company Fund
Shareholder Fees:
(fees paid directly from your investment)	none